Note 4(b) - Vessels, Net (Details Textual) - USD ($) $ in Thousands					12 Months Ended
	Nov. 03, 2020	Oct. 29, 2020	Nov. 20, 2019	Nov. 18, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payments to Acquire Property, Plant, and Equipment, Total					$ (0)	$ 48,140	$ (0)
M/T Stenaweco Energy [Member]
Payment to Purchase of Vessel				$ 23,953
Payments to Acquire Property, Plant, and Equipment, Total		$ 19,808		$ 2,477
M/T Stenaweco Evolution [Member]
Payment to Purchase of Vessel			$ 24,187
Payments to Acquire Property, Plant, and Equipment, Total	$ 22,570		$ 1,323